Stockholders Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders Equity
Schedule of Nonvested RSUs
	As of September 30, 2022		As of September 30, 2021
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested, as of December 31, 2021, and 2020	3,093,000	$0.47	600,000	$0.40
Granted	1,405,000	$0.47	3,960,000	$0.52
Vested	(1,795,000)	$0.48	(562,000)	$0.50
Forfeited	(365,000)	$0.71	-	$0.00
Non-vested as of September 30, 2022, and 2021	2,338,000	$0.43	3,998,000	$0.50

	RSUs		RSAs
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2020	600,000	$0.40	-	$-
Granted	4,260,000	$0.57	-	$-
Vested	(1,647,000)	$0.69	-	$-
Forfeited	(120,000)	$0.63	-	$-
Non-vested as of December 31, 2021	3,093,000	$0.47	-	$-